SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2016
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations

	Thousands of Yen
	2014	2015	2016
Cost of revenue	¥8,565	¥5,200	¥26,818
Selling, general and administrative expenses	62,231	21,960	51,593
Pre-tax share-based compensation expense	70,796	27,160	78,411
Income tax benefit	(6,426)	(2,722)	(8,471)
Total share-based compensation expense, net of tax	¥64,370	¥24,438	¥69,940

Schedule of weighted-average assumptions used in estimating the fair value of options granted

	2014	2015	2016
Expected life of stock option (years)	4.3	4.3	4.2
Expected volatility	104.4%	109.3%	97.1%
Risk-free interest rate	0.3%	0.2%	0.1%
Expected dividend yield	1.2%	0.8%	0.3%

Schedule of weighted-average grant-date fair value per option

	Thousands of Yen
	2014	2015	2016
Weighted-average grant-date fair value per option to purchase one share	¥258	¥293	¥600

Summary of stock option activity

			Weighted-average	Aggregate
			remaining	intrinsic value
		Weighted-average	contractual term	(Thousands of
	Shares	exercise price	(in years)	Yen)
Outstanding—March 31, 2015	1,332,000	¥314	2.8	830,257
Granted	260,000	1,006
Exercised	(260,000)	82
Forfeited	(39,500)	736
Outstanding—March 31, 2016	1,292,500	¥480	2.7	¥632,571
Vested and expected to vest —March 31, 2016	1,201,920	¥457	2.5	¥613,272
Exercisable—March 31, 2016	748,500	¥335	1.5	¥469,175

Summary of status of the Company's nonvested stock options and their weighted-average grant date fair value

		Weighted-Average
		Grant Date Fair
	Shares	Value
Nonvested—April 1, 2015	492,000	292
Granted	260,000	600
Vested	(168,500)	365
Forfeited	(39,500)	431
Nonvested—March 31, 2016	544,000	396